Leases (Details) - Schedule of maturities of lease liabilities - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of maturities of lease liabilities [Abstract]
2020	¥ 87,333
2021	57,638
2022	32,358
2023	17,458
2024	7,270
Thereafter	2,473
Total remaining undiscounted lease payments	204,530
Less: Interest	(21,292)
Total present value of lease liabilities	183,238
Less: Current operating lease liability	(79,986)	$ (11,489)
Non-current operating lease liability	¥ 103,252	$ 14,831